Note 20 - Stock-based Compensation - Schedule of Assumptions Used In Calculating the Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted-average fair value of options granted (in dollars per share)	$ 7.87	$ 7.35	$ 6.27
Average dividend yield	2.18%	2.23%	2.31%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	2.81%	2.06%	1.58%
Expected term (years) (Year)	7 years	7 years	7 years